UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 03/31/2009


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               04/15/2009
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:  104762000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     1118    22495 SH       Sole                    21970               525
AFLAC Inc.                     COM              001055102     1694    87506 SH       Sole                    84381              3125
AT&T                           COM              00206r102     1405    55758 SH       Sole                    54436              1322
Abbott Labs                    COM              002824100      227     4762 SH       Sole                     4762
CVS Corp Del                   COM              126650100      773    28125 SH       Sole                    26230              1895
Carnival Cruise Lines          COM              143658300      617    28545 SH       Sole                    26210              2335
Cerner Corp                    COM              156782104     2227    50645 SH       Sole                    48615              2030
Chevron Texaco Corp.           COM              166764100     2825    42009 SH       Sole                    41039               970
Citrix Systems                 COM              177376100      592    26135 SH       Sole                    24110              2025
Colgate-Palmolive Co.          COM              194162103      275     4666 SH       Sole                     3646              1020
ConocoPhillips                 COM              20825C104     1906    48665 SH       Sole                    46515              2150
Consumer Discretionary Select  COM              81369y407      224    11379 SH       Sole                    11139               240
Consumer Staples Select Sector COM              81369Y308      260    12335 SH       Sole                    11925               410
Costco Whsl Group              COM              22160K105      945    20411 SH       Sole                    19115              1296
Danaher Corp Del               COM              235851102      787    14510 SH       Sole                    13460              1050
Dell Inc.                      COM              24702r101      232    24490 SH       Sole                    24490
Devon Energy Corp New          COM              25179M103      309     6905 SH       Sole                     6195               710
Dynamic Healthcare - Powershar COM              73935X351      399    23105 SH       Sole                    22565               540
Edwards Lifesciences           COM              28176e108      719    11860 SH       Sole                    10830              1030
Expeditors International       COM              302130109      226     7980 SH       Sole                     7980
Exxon Mobil                    COM              30231G102      537     7887 SH       Sole                     7887
FPL Group Incorporated         COM              302571104     1742    34335 SH       Sole                    33125              1210
Financial Select Sector - SPDR COM              81369Y605      196    22280 SH       Sole                    21870               410
Fomento Economico Mexicano     COM              344419106     1356    53787 SH       Sole                    52642              1145
Goldman Sachs Group            COM              38141G104      893     8420 SH       Sole                     7774               646
Google Inc.                    COM              38259p508     2788     8009 SH       Sole                     7644               365
Idexx Laboratories             COM              45168d104      634    18335 SH       Sole                    16750              1585
JP Morgan Chase & Co.          COM              46625H100     2237    84145 SH       Sole                    80330              3815
Johnson & Johnson              COM              478160104     3001    57049 SH       Sole                    55054              1995
Lowe's Companies Inc.          COM              548661107     1685    92352 SH       Sole                    87837              4515
MSCI Emerging Markets Index Fu COM              464287234     4321   174155 SH       Sole                   170690              3465
MSCI European Monetary Union I COM              464286608     1647    67242 SH       Sole                    59362              7880
Medtronic, Inc.                COM              585055106     1498    50823 SH       Sole                    49018              1805
Microsoft Corp.                COM              594918104     1303    70955 SH       Sole                    69375              1580
Monsanto Corp.                 COM              61166W101     2756    33160 SH       Sole                    31670              1490
Novartis ADR                   COM              66987V109     1173    31005 SH       Sole                    30380               625
Paychex                        COM              704326107     1424    55475 SH       Sole                    54425              1050
Pepsico Inc.                   COM              713448108     2981    57897 SH       Sole                    55327              2570
Pico Holdings                  COM              693366205      980    32605 SH       Sole                    30575              2030
Procter & Gamble               COM              742718109     2589    54979 SH       Sole                    52429              2550
Progress Energy Inc.           COM              743263105     1003    27660 SH       Sole                    27045               615
Qualcomm                       COM              747525103     4203   108025 SH       Sole                   103845              4180
Quanta Services                COM              74762e102     1489    69420 SH       Sole                    66740              2680
Resmed                         COM              761152107      604    17090 SH       Sole                    15115              1975
Russell Large-Cap Growth - iSh COM              464287614      879    25055 SH       Sole                    24345               710
Russell Large-Cap Value - iSha COM              464287598      359     8821 SH       Sole                     8571               250
Russell Mid-Cap Growth - iShar COM              464287481     2621    87073 SH       Sole                    82053              5020
Russell Mid-Cap Value - iShare COM              464287473     1468    61294 SH       Sole                    58639              2655
Russell Small-Cap Growth - iSh COM              464287648     1645    35767 SH       Sole                    33922              1845
Russell Small-Cap Value - iSha COM              464287630     1151    29179 SH       Sole                    27689              1490
S&P Biotech - SPDR             COM              78464a870     1651    34400 SH       Sole                    32825              1575
S&P GSTI Software Index Fund - COM              464287515     1865    56395 SH       Sole                    53210              3185
S&P Global Energy Sector - iSh COM              464287341     2640    99604 SH       Sole                    95366              4238
S&P Global Technology Index -  COM              464287291      843    22460 SH       Sole                    21090              1370
S&P Global Telecom Sector - iS COM              464287275     3157    72023 SH       Sole                    69128              2895
S&P Latin America - iShares    COM              464287390      689    26855 SH       Sole                    24630              2225
State Street Corp.             COM              857477103     2036    66154 SH       Sole                    63269              2885
Stryker Corp                   COM              863667101     1077    31625 SH       Sole                    30495              1130
Teva Pharmaceutical Industries COM              881624209     1872    41552 SH       Sole                    39732              1820
Toronto Dominion Bank          COM              891160509     2211    63931 SH       Sole                    61666              2265
UPS                            COM              911312106      997    20250 SH       Sole                    19770               480
Vanguard European Stock ETF    COM              922042874     2457    77015 SH       Sole                    76455               560
Vanguard Pacific Stock ETF     COM              922042866     1739    46230 SH       Sole                    43960              2270
Vanguard Total Stock Market ET COM              922908769     1051    26562 SH       Sole                    26562
Verizon Communications         COM              92343V104     1609    53290 SH       Sole                    52065              1225
W.R. Berkley Corp              COM              084423102      875    38790 SH       Sole                    35835              2955
WP PLC ADS                     COM              92933h101     2161    77310 SH       Sole                    75220              2090
WalMart                        COM              931142103      826    15848 SH       Sole                    14623              1225
Public Storage                 REL              74460d109      987 17860.0000 SH     Sole               17515.0000          345.0000
Realty Income Corp.            REL              756109104     1540 81820.0000 SH     Sole               80100.0000         1720.0000
Gold Trust - SPDR              OAS              78463v107     3560    39430 SH       Sole                    38345              1085